Financial Instruments and Risk Management (Fair Value of Debt) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Fair Value Disclosures [Abstract]
Long-term debt, including current maturities, excluding capital leases	$ 809.2	$ 887.0
Fair value, long-term debt, including current maturities	$ 836.3	$ 928.4